Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash	$ 17,530	$ 11,222
Prepaid expenses	7,804
Refundable taxes	30,831	9,754
Total current assets	56,165	20,976
Other receivables	440,572	439,258
TOTAL ASSETS	496,737	460,234
CURRENT LIABILITIES:
Accounts payable	521,432	438,358
Taxes payables	6,541	299,241
Other payables	311,927	182,365
Promissory notes	270,018	137,143
Current portion of convertible notes	142,352	2,672,768
Derivative liability	1,250,584
Accrued interest on convertible notes	51,075	298,884
Unearned revenue
Total current liabilities	2,553,929	4,028,759
Development grant	173,583	164,908
TOTAL LIABILITIES	2,727,512	4,193,667
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT:
Common stock, no par value, unlimited shares authorized, 25,413,919 and 751,028 issued and outstanding as of December 31, 2019 and 2018, respectively	7,503,984	1,544,904
Additional paid in capital	6,338,430	6,999,942
Accumulated deficit	(16,214,826)	(12,577,458)
Accumulated other comprehensive income	141,637	299,179
TOTAL STOCKHOLDERS' DEFICIT	(2,230,775)	(3,733,433)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 496,737	$ 460,234